Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2016	$ 12,035	$ 86,127,252	$ (79,096,934)	$ 7,042,353
Balance, shares at Jun. 30, 2016	12,035,037
Issuance of restricted common stock	$ 6	(6)
Issuance of restricted common stock, shares	6,125
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 487	(487)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, shares	487,212
Stock-based compensation expense		704,452		704,452
Net loss			(6,286,521)	(6,286,521)
Balance at Jun. 30, 2017	$ 12,528	86,831,211	(85,383,455)	1,460,284
Balance, shares at Jun. 30, 2017	12,528,374
Issuance of restricted common stock	$ 4			4
Issuance of restricted common stock, shares	3,750
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 18	(18)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, shares	17,746
Stock-based compensation expense		517,999		517,999
Issuance of warrants to promissory notes payable placement agent		200,658		200,658
Issuance of warrants to holders of promissory notes payable		1,268,831		1,268,831
Net loss			(8,960,852)	(8,960,852)
Balance at Jun. 30, 2018	$ 12,550	$ 88,818,681	$ (94,344,307)	(5,513,076)
Balance, shares at Jun. 30, 2018	12,549,870
Net loss				(3,380,093)
Balance at Sep. 30, 2018				$ (8,740,368)